Acquisitions and Divestitures (Narrative) (Details) CAD / shares in Units, $ / shares in Units, shares in Millions, CAD in Millions, $ in Millions			12 Months Ended
	Nov. 13, 2014 USD ($) $ / shares	Sep. 26, 2014 CAD CAD / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Acquisitions and Divestitures [Line Items]
Acquisitions					$ 70	$ 3,016	$ 184
Proceeds from divestitures					1,908	4,345	705
Gain (Loss) on Disposition of Assets					14	3,426	7
Gain (Loss) on Disposition of Stock in Subsidiary						2,100
Bighorn Assets [Member]
Acquisitions and Divestitures [Line Items]
Goodwill allocated to divestiture						257
Jonah Assets [Member]
Acquisitions and Divestitures [Line Items]
Goodwill allocated to divestiture						68
Athlon Energy Inc [Member]
Acquisitions and Divestitures [Line Items]
Payments to Acquire Businesses, Gross	$ 5,930
Business Acquisition, Share Price | $ / shares	$ 58.50
Secondary Public Offering [Member]
Acquisitions and Divestitures [Line Items]
Sale of Stock in Subsidiary, Transaction date		Sep. 26, 2014
Sale of Stock in Subsidiary, Number of Shares Sold in Transaction | shares		70.2
Sale of Stock in Subsidiary, Price Per Share | CAD / shares		CAD 36.50
Sale of Stock, Consideration Received on Transaction | CAD		CAD 2,600
Canadian Division [Member]
Acquisitions and Divestitures [Line Items]
Acquisitions					9	21	28
Proceeds from divestitures					959	1,847	685
Canadian Division [Member] | Bighorn Assets [Member]
Acquisitions and Divestitures [Line Items]
Proceeds from divestitures						1,725
Gain (Loss) on Disposition of Assets						1,014
Goodwill allocated to divestiture						257
Canadian Division [Member] | Wheatland Assets [Member]
Acquisitions and Divestitures [Line Items]
Proceeds from divestitures				CAD 557	467
Canadian Division [Member] | Montney Area Assets [Member]
Acquisitions and Divestitures [Line Items]
Proceeds from divestitures			$ 355	CAD 450
USA Division [Member]
Acquisitions and Divestitures [Line Items]
Acquisitions					27	2,995	156
Proceeds from divestitures					896	2,264	18
USA Division [Member] | Jonah Assets [Member]
Acquisitions and Divestitures [Line Items]
Proceeds from divestitures						1,636
Gain (Loss) on Disposition of Assets						209
Goodwill allocated to divestiture						68
USA Division [Member] | East Texas Assets [Member]
Acquisitions and Divestitures [Line Items]
Proceeds from divestitures						495
USA Division [Member] | Haynesville Assets [Member]
Acquisitions and Divestitures [Line Items]
Proceeds from divestitures					769
Market Optimization [Member]
Acquisitions and Divestitures [Line Items]
Proceeds from divestitures						205
Corporate & Other [Member]
Acquisitions and Divestitures [Line Items]
Acquisitions					34
Proceeds from divestitures					53	$ 29	$ 2
Corporate & Other [Member] | Encana Place Office Building [Member]
Acquisitions and Divestitures [Line Items]
Gain (Loss) on Disposition of Assets					$ 12